As filed with the Securities and Exchange Commission on January 4, 2016

Securities Act Registration No. 333-148558

Investment Company Act Reg. No. 811-22164

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No. ____

 Post-Effective Amendment No. 24

 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 Amendment No. 27

(Check appropriate box or boxes.)

___________________________________

PSP Family of Funds

(Exact Name of Registrant as Specified in Charter)

230 Park Avenue, 28th Floor

New York, NY 10169

(Address of Principal Executive Offices) (Zip Code)

(888) 523-4233

(Registrant’s Telephone Number, including Area Code)

Neal Neilinger 230 Park Avenue, 28th Floor New York, NY 10169 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 15, 2016, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 15, 2016, the effectiveness of the Registration Statement for Kimberlite Floating Rate Hybrid Capital Financial Services Fund filed in Post-Effective Amendment No. 23 on November 6, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act (SEC Accession No. 0001398344-15-007480) (referred to herein as “PEA No. 23”).

This Post-Effective Amendment No. 24 incorporates by reference the information contained in Parts A, B and C of PEA No. 23.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 4th day of January, 2016.

KIMBERLITE INVESTMENT TRUST
(Registrant)
By:	/s/Neal Neilinger
Neal Neilinger, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/Neal Neilinger Neal Neilinger	Trustee, President and Treasurer	January 4, 2016
/s/Frank Codey* Frank Codey	Trustee	January 4, 2016
/s/Allen Bluestine* Allen Bluestine	Trustee	January 4, 2016

* By:  /s/Neal Neilinger

January 4, 2016

           Neal Neilinger, Attorney-in-fact